Note 6 - Related Party Transactions (Details Textual)		3 Months Ended	6 Months Ended				12 Months Ended
	Jan. 01, 2018	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Nov. 01, 2019 USD ($)
Service Management Costs Daily Fee Related Party | €				€ 720		€ 685	€ 685
Related Party Agreement Term (Year)	5 years
Related Party Transaction Discount Percentage	5.00%
Due to Related Parties, Total			$ 100,564					$ 309,970
Eurobulk Ltd. [Member] | Fixed Management Fees [Member]
Related Party Transaction, Amounts of Transaction			1,000,000		$ 1,000,000
Eurobulk Ltd. [Member] | Vessel Management Fees [Member]
Related Party Transaction, Amounts of Transaction			2,345,944		2,148,221
Eurochart [Member] | Vessel Sales [Member]
Due to Related Parties, Total			$ 350,000
Related Party Transaction Commission, Percentage			1.00%	1.00%
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction Commission, Percentage			1.25%	1.25%
Related Party Transaction, Expenses from Transactions with Related Party			$ 1,218,107		338,985
Sentinel [Member]
Related Party Transaction, Expenses from Transactions with Related Party			$ 59,834		42,998
Related Party Transaction Commission on Premium, Maximum, Percentage			5.00%	5.00%
Technomar [Member]
Related Party Transaction, Expenses from Transactions with Related Party			$ 121,600		$ 65,997
Related Party Transaction Amounts of Transaction Per Crew Member Per Month			$ 50
Colby Trading Ltd [Member] | First Debt Agreement [Member]
Due to Related Parties, Total									$ 2,500,000
Debt Instrument, Interest Rate, Stated Percentage									8.00%
Repayments of Long-Term Debt, Total		$ 50,000